Financial Risk Management - Disclosure of Outstanding Derivatives (Parenthetical) (Detail) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Outstanding Derivatives [Line Items]
Other current liabilities	kr 34,038	kr 40,677
Currency Derivatives [member] | Cash flow hedges [member]
Outstanding Derivatives [Line Items]
Other current assets	2,600	0
Other current liabilities	kr 0	kr 2,229